Document And Entity Information	Oct. 25, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 25, 2022
Entity Registrant Name	REDWOOD MORTGAGE INVESTORS IX, LLC
Entity Central Index Key	0001448038
Entity Emerging Growth Company	false
Securities Act File Number	000-55601
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-3541068
Entity Address, Address Line One	177 Bovet Road, Suite 520
Entity Address, City or Town	San Mateo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94402
City Area Code	650
Local Phone Number	365-5341
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	None
No Trading Symbol Flag	true
Security Exchange Name	NONE